PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	As of December 31,
	2025	2024
Carrying amount
Batteries	$360,853	$357,842
Machinery equipment	27,061	38,134
Transportation equipment	540	876
Tooling equipment	4,661	4,060
Office equipment	176	86
Leasehold improvements	6,080	7,291
Construction in progress	20,594	29,966
	$419,965	$438,255

	For the Year Ended December 31, 2025
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost

Balance as of January 1	$605,737	$138,297	$11,329	$47,606	$2,862	$41,145	$45,712	$892,688
Additions (Note a)	56,281	2,760	104	4,084	73	1,381	844	65,527
Disposals (Note b)	(30,147)	(13,607)	(178)	(13,125)	(818)	(4,614)	—	(62,489)
Reclassifications	—	—	—	—	—	1,542	(9,175)	(7,633)
Exchange differences on translation	26,640	6,993	475	1,753	127	1,780	(376)	37,392
Balance as of December 31	658,511	134,443	11,730	40,318	2,244	41,234	37,005	925,485

Accumulated depreciation

Balance as of January 1	246,591	87,008	10,353	40,926	2,553	33,669	—	421,100
Depreciation expenses	52,863	16,630	477	3,532	206	3,314	—	77,022
Disposals	(13,725)	(3,277)	(174)	(12,999)	(826)	(3,466)	—	(34,467)
Exchange differences on translation	10,687	3,552	439	1,694	113	1,444	—	17,929
Balance as of December 31	296,416	103,913	11,095	33,153	2,046	34,961	—	481,584

Accumulated impairment

Balance as of January 1	1,304	13,155	100	2,620	223	185	15,746	33,333
Impairment loss (Note c)	—	—	—	—	—	—	1,732	1,732
Disposals	—	(9,894)	—	—	(201)	—	—	(10,095)
Exchange differences on translation	(62)	208	(5)	(116)	—	8	(1,067)	(1,034)
Balance as of December 31	1,242	3,469	95	2,504	22	193	16,411	23,936

Carrying amount as of December 31	$360,853	$27,061	$540	$4,661	$176	$6,080	$20,594	$419,965

	For the Year Ended December 31, 2024
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost

Balance as of January 1	$602,886	$138,831	$11,560	$43,392	$3,266	$39,256	$46,225	$885,416
Additions (Note a)	71,964	9,955	765	4,871	117	1,984	44,454	134,110
Disposals (Note b)	(28,743)	(2,715)	(252)	(194)	(330)	(539)	(46)	(32,819)
Reclassifications	—	557	—	2,412	—	3,027	(5,996)	—
Exchange differences on translation	(40,370)	(8,331)	(744)	(2,875)	(191)	(2,583)	(38,925)	(94,019)
Balance as of December 31	605,737	138,297	11,329	47,606	2,862	41,145	45,712	892,688

Accumulated depreciation

Balance as of January 1	222,613	74,394	10,081	39,998	2,483	32,584	—	382,153
Depreciation expenses	53,536	20,016	1,169	3,676	359	3,739	—	82,495
Disposals	(14,001)	(2,295)	(236)	(142)	(127)	(519)	—	(17,320)
Exchange differences on translation	(15,557)	(5,107)	(661)	(2,606)	(162)	(2,135)	—	(26,228)
Balance as of December 31	246,591	87,008	10,353	40,926	2,553	33,669	—	421,100

Accumulated impairment

Balance as of January 1	—	1,354	—	—	33	—	—	1,387
Impairment loss (Note c)	1,304	11,816	100	2,621	190	186	15,746	31,963
Exchange differences on translation	—	(15)	—	(1)	—	(1)	—	(17)
Balance as of December 31	1,304	13,155	100	2,620	223	185	15,746	33,333

Carrying amount as of December 31	$357,842	$38,134	$876	$4,060	$86	$7,291	$29,966	$438,255

	For the Year Ended December 31, 2023
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost

Balance as of January 1	$530,113	$131,541	$11,292	$40,934	$2,796	$36,956	$2,206	$755,838
Additions (Note a)	78,511	18,369	197	3,699	561	2,524	45,432	149,293
Disposals (Note b)	(9,365)	(10,436)	(219)	(1,273)	(96)	(1,091)	(85)	(22,565)
Reclassifications	204	190	281	—	—	828	(1,503)	—
Exchange differences on translation	3,423	(833)	9	32	5	39	175	2,850
Balance as of December 31	602,886	138,831	11,560	43,392	3,266	39,256	46,225	885,416

Accumulated depreciation

Balance as of January 1	170,240	66,866	7,641	37,561	2,306	28,255	—	312,869
Depreciation expenses	54,361	18,635	2,560	3,676	270	5,283	—	84,785
Disposals	(5,031)	(10,398)	(52)	(1,268)	(96)	(1,020)	—	(17,865)
Exchange differences on translation	3,043	(709)	(68)	29	3	66	—	2,364
Balance as of December 31	222,613	74,394	10,081	39,998	2,483	32,584	—	382,153

Accumulated impairment

Impairment loss (Note c)	—	1,354	—	—	33	—	—	1,387
Balance as of December 31	—	1,354	—	—	33	—	—	1,387

Carrying amount as of December 31	$380,273	$63,083	$1,479	$3,394	$750	$6,672	$46,225	$501,876
a.Based on the deployment plan for the next 12 months, the Company classified $20.0 million, $27.7 million and $37.4 million of undeployed battery packs and related battery cells in property, plant and equipment as of December 31, 2025, 2024 and 2023, respectively.
b.Certain upgrades to batteries were carried out during the years ended December 31, 2025, 2024 and 2023. The components removed from the batteries which have no future economic benefit from their uses or disposal, were derecognized. The losses on derecognition of removed components amounting to $13.2 million, $11.5 million and $2.6 million were recognized under “Costs of revenues” in profit or loss for the years ended December 31, 2025, 2024 and 2023, respectively. Costs of replacement were recognized as “Property, plant and equipment”. The remaining estimated useful lives of certain batteries were extended as a result of the upgrades. Losses on disposals on property, plant and equipment other than the upgrades to batteries amounting to $4.4 million, $2.6 million and $1.6 million were recognized under “Other operating expenses” in profit or loss for the years ended December 31, 2025, 2024 and 2023, respectively.
c.As of December 31, 2025, 2024 and 2023, the Company reduced the carrying amounts of certain property, plant and equipment which were under-utilized to their estimated recoverable amounts determined on the basis of their fair value less costs to sell using the cost approach, of which the fair value was based on the replacement costs in the market, taking into account of obsolescence. The fair value measurements were categorized within Level 3 of the fair value hierarchy. Impairment losses amounting to $1.7 million, $32.0 million and $1.4 million were recognized under "Other operating expenses" in profit or loss for the years ended December 31, 2025, 2024 and 2023, respectively.
d.Property, plant and equipment were depreciated on a straight-line basis over the estimated useful lives of the assets:

Batteries	3-12 years
Machinery equipment	2-5 years
Transportation equipment	1-5 years
Tooling equipment	2 years
Office equipment	3-5 years
Leasehold improvements	1-10 years
e.Supplementary cash flow information

	For the Year Ended December 31
	2025	2024	2023
Additions to property, plant and equipment	$65,527	$134,110	$149,293
Changes in prepayments for property, plant and equipment	(645)	(9,587)	5,671
Changes in payables for property, plant and equipment	115	(103)	275
Transfer from inventories	—	—	(37,423)
Payments for acquisitions of property, plant and equipment	$64,997	$124,420	$117,816